Schedule of Investments (unaudited)
August 31, 2023
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.4%
Axon Enterprise, Inc.(a)	1,614	$ 343,637
HEICO Corp.	940	158,587
		502,224
Air Freight & Logistics — 1.3%
GXO Logistics, Inc.(a)	1,825	116,745
Automobile Components — 1.8%
Fox Factory Holding Corp.(a)	1,507	166,991
Beverages — 1.0%
Davide Campari-Milano NV	6,920	90,410
Biotechnology — 1.3%
Halozyme Therapeutics, Inc.(a)	2,899	123,382
Broadline Retail — 0.3%
Etsy, Inc.(a)	362	26,632
Building Products — 1.2%
AZEK Co., Inc., Class A(a)	3,263	110,975
Capital Markets — 6.4%
Carlyle Group, Inc.	663	21,448
MarketAxess Holdings, Inc.	418	100,709
Morningstar, Inc.	631	146,815
TPG, Inc., Class A	4,714	132,557
Tradeweb Markets, Inc., Class A	2,205	190,578
		592,107
Commercial Services & Supplies — 2.8%
Casella Waste Systems, Inc., Class A(a)	1,671	131,625
GFL Environmental, Inc.	3,914	126,813
		258,438
Construction & Engineering — 3.6%
Comfort Systems U.S.A., Inc.	1,023	188,815
WillScot Mobile Mini Holdings Corp.(a)	3,564	146,195
		335,010
Distributors — 1.4%
Pool Corp.	364	133,078
Diversified Consumer Services — 2.9%
Bright Horizons Family Solutions, Inc.(a)	680	64,206
Duolingo, Inc.(a)	832	122,437
European Wax Center, Inc., Class A(a)	1,746	30,311
Mister Car Wash, Inc.(a)	6,530	47,277
		264,231
Entertainment — 2.0%
Liberty Media Corp. - Liberty Formula One, Class C(a)	2,686	184,770
Financial Services — 0.2%
Jack Henry & Associates, Inc.	92	14,424
Food Products — 0.3%
Freshpet, Inc.(a)	377	28,467
Ground Transportation — 2.6%
Saia, Inc.(a)	553	235,689
Health Care Equipment & Supplies — 3.2%
Inmode Ltd.(a)	785	30,686
Inspire Medical Systems, Inc.(a)	773	175,378
Teleflex, Inc.	420	89,351
		295,415
Health Care Providers & Services — 1.1%
Surgery Partners, Inc.(a)	2,917	105,770
Security	Shares	Value
Health Care Technology — 0.9%
Certara, Inc.(a)	2,046	$ 33,063
Phreesia, Inc.(a)	1,901	54,122
		87,185
Hotels, Restaurants & Leisure — 7.1%
Churchill Downs, Inc.	1,278	160,108
Domino’s Pizza, Inc.	86	33,316
Evolution AB(b)	1,259	136,170
Penn Entertainment, Inc.(a)	922	21,842
Planet Fitness, Inc., Class A(a)	2,914	177,171
Vail Resorts, Inc.	550	124,476
		653,083
Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	543	29,034
Interactive Media & Services — 1.4%
Match Group, Inc.(a)	2,697	126,408
IT Services — 4.3%
DigitalOcean Holdings, Inc.(a)	2,011	54,398
Globant SA(a)	936	191,384
MongoDB, Inc.(a)	405	154,426
		400,208
Life Sciences Tools & Services — 9.9%
Azenta, Inc.(a)	1,378	77,761
Bio-Techne Corp.	3,085	241,864
Charles River Laboratories International, Inc.(a)	834	172,488
Olink Holding AB, ADR(a)	668	11,042
Repligen Corp.(a)	1,251	217,561
West Pharmaceutical Services, Inc.	482	196,126
		916,842
Machinery — 4.5%
AutoStore Holdings Ltd.(a)(b)	43,420	74,125
Chart Industries, Inc.(a)	716	129,295
Graco, Inc.	1,763	139,171
IDEX Corp.	321	72,675
		415,266
Oil, Gas & Consumable Fuels — 2.7%
Diamondback Energy, Inc.	449	68,149
EQT Corp.	1,757	75,938
Texas Pacific Land Corp.	54	101,776
		245,863
Personal Care Products — 0.4%
Beauty Health Co., Class A(a)	5,597	34,478
Professional Services — 3.6%
Booz Allen Hamilton Holding Corp., Class A	1,726	195,573
Fiverr International Ltd.(a)	1,594	44,871
Paylocity Holding Corp.(a)	446	89,423
		329,867
Semiconductors & Semiconductor Equipment — 9.3%
Ambarella, Inc.(a)	856	53,200
ASM International NV	317	152,594
Entegris, Inc.	2,130	215,705
Lattice Semiconductor Corp.(a)	2,550	248,013
Monolithic Power Systems, Inc.	370	192,848
		862,360
Software — 11.6%
Aspen Technology, Inc.(a)	804	155,976
Bentley Systems, Inc., Class B	4,311	215,162
BILL Holdings, Inc.(a)	489	56,382
Confluent, Inc., Class A(a)	5,231	173,094

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Five9, Inc.(a)	361	$ 26,125
HubSpot, Inc.(a)	277	151,386
JFrog Ltd.(a)	3,399	97,517
PagerDuty, Inc.(a)	1,410	36,322
Zscaler, Inc.(a)	1,012	157,923
		1,069,887
Specialty Retail — 3.3%
Burlington Stores, Inc.(a)	527	85,511
Floor & Decor Holdings, Inc., Class A(a)	2,180	217,346
		302,857
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class A(a)	6,375	39,398
Trading Companies & Distributors — 1.5%
SiteOne Landscape Supply, Inc.(a)	816	139,691
Total Long-Term Investments — 100.0% (Cost: $9,355,580)		9,237,185
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	90,110	$ 90,110
Total Short-Term Securities — 1.0% (Cost: $90,110)		90,110
Total Investments — 101.0% (Cost: $9,445,690)		9,327,295
Liabilities in Excess of Other Assets — (1.0)%		(95,558)
Net Assets — 100.0%		$ 9,231,737
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 7,120	$ 82,990(a)	$ —	$ —	$ —	$ 90,110	90,110	$ 504	$ —
SL Liquidity Series, LLC, Money Market Series(b)	660,597	—	(660,701)(a)	104	—	—	—	662(c)	—
				$ 104	$ —	$ 90,110		$ 1,166	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock SMID-Cap Growth Equity Fund
Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 502,224	$ —	$ —	$ 502,224
Air Freight & Logistics	116,745	—	—	116,745
Automobile Components	166,991	—	—	166,991
Beverages	—	90,410	—	90,410
Biotechnology	123,382	—	—	123,382
Broadline Retail	26,632	—	—	26,632
Building Products	110,975	—	—	110,975
Capital Markets	592,107	—	—	592,107
Commercial Services & Supplies	258,438	—	—	258,438
Construction & Engineering	335,010	—	—	335,010
Distributors	133,078	—	—	133,078
Diversified Consumer Services	264,231	—	—	264,231
Entertainment	184,770	—	—	184,770
Financial Services	14,424	—	—	14,424
Food Products	28,467	—	—	28,467
Ground Transportation	235,689	—	—	235,689
Health Care Equipment & Supplies	295,415	—	—	295,415
Health Care Providers & Services	105,770	—	—	105,770
Health Care Technology	87,185	—	—	87,185
Hotels, Restaurants & Leisure	516,913	136,170	—	653,083
Industrial REITs	29,034	—	—	29,034
Interactive Media & Services	126,408	—	—	126,408
IT Services	400,208	—	—	400,208
Life Sciences Tools & Services	916,842	—	—	916,842
Machinery	341,141	74,125	—	415,266
Oil, Gas & Consumable Fuels	245,863	—	—	245,863
Personal Care Products	34,478	—	—	34,478
Professional Services	329,867	—	—	329,867
Semiconductors & Semiconductor Equipment	709,766	152,594	—	862,360
Software	1,069,887	—	—	1,069,887
Specialty Retail	302,857	—	—	302,857
Textiles, Apparel & Luxury Goods	39,398	—	—	39,398
Trading Companies & Distributors	139,691	—	—	139,691
Short-Term Securities
Money Market Funds	90,110	—	—	90,110
	$ 8,873,996	$ 453,299	$ —	$ 9,327,295
Portfolio Abbreviation
ADR	American Depositary Receipt
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